Loans - Evaluation of Loans For Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	$ 117,166	$ 146,390
Collectively evaluated	3,695,163	3,468,335
Commercial loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	8,487	9,686
Collectively evaluated	537,389	459,910
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	7,889	21,893
Collectively evaluated	576,189	588,614
Consumer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	1,138	1,746
Collectively evaluated	186,537	196,343
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	99,652	113,065
Collectively evaluated	$ 2,395,048	$ 2,223,468